Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Steward Funds, Inc.
Entity Central Index Key	0000092500
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000010135 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Institutional Class
Trading Symbol	SEECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Institutional Class) (the "Fund") returned 11.16%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	11.16%	15.49%	10.63%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 248,411,829
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 543,761
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000195828 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class R6
Trading Symbol	SEEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Class R6) (the "Fund") returned 11.30%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	11.30%	15.61%	10.55%
S&P 500 Index	12.10%	15.61%	12.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 248,411,829
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 543,761
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000010134 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class A
Trading Symbol	SEEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Values Enhanced Large Cap Fund (Class A) (the "Fund") returned 10.91%. For comparison purposes, the return for the S&P 500 Index (the “Benchmark”) for the same period was 12.10%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 7.3% of the Benchmark weight; therefore the Fund upweighted 73 companies by at least 10 basis points each. This is an increase of 4 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 40 basis points. Not owning companies such as Philip Morris (tobacco), up 88.59%, Eli Lily (embryonic stem cell research), up 15.85%, and AbbVie (embryonic stem cell research), up 24.35%, detracted 60 basis points of performance. Conversely, not owning companies such as Merck (embryonic stem cell research), down 32.12%, Thermo Fisher Scientific (embryonic stem cell research), down 24.35%, and UnitedHealth Group (abortion), down 13.57%, positively impacted performance by 43 basis points.
Looking Ahead
With an eventful start to the year, the rest of 2025 should be anything but calm.  Markets have jitters not seen in many years, with any mention of tariffs, pauses or deal-making sparking large swings.  The VIX continues to oscillate, and consumer confidence is dwindling.  Whispers of stagflation have begun to surface as investors wait to understand the impact tariffs will have on prices and economic growth.  It is a pivotal moment in the history of global trade policy and each day seemingly brings new challenges.  Caution and perseverance should win the day as we move forward.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)	4.55%	13.82%	9.66%
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (without sales charge)	10.91%	15.18%	10.31%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 248,411,829
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 543,761
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$248,411,829
Total number of portfolio holdings	415
Total advisory fees paid	$543,761
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	6.7%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000010642 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Institutional Class
Trading Symbol	SEACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Select Bond Fund (Institutional Class) (the "Fund") returned 6.72%, underperforming the Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 7.66%.
Positive and Negative Contributors to Performance
During the fiscal year that concluded on April 30, 2025, the markets battled monetary policy, a contentious election, a new administration with new policies, and concerns around slowing growth and higher inflation.  That’s quite a laundry list of items for the markets to digest and they did so with great uncertainty and volatility.  In this environment, we saw U.S. treasury yields make large swings both higher and lower resulting in periods of both outperformance and underperformance for the Fund.  This fiscal year started with the US 10yr treasury yield at 4.63% as higher inflation levels gripped the markets.  However, from May through mid-September 2024, thoughts of recession and slower growth coupled with weak labor reports pushed yields lower by roughly 100 basis points (“bps”), down to 3.63% on September 16th.  This drop in yields was quick and severe resulting in underperformance by the Fund, which is positioned with a more conservative approach to yield movement with a shorter duration as compared to the Benchmark.  The shorter duration and the underweight to the treasury allocation were the largest drags on performance during that environment of collapsing yields.
But things don’t stay the same for long.  As the Fed began to cut rates at the September 2024 Federal Open Market Committee (FOMC) meeting, yields started to move higher once again.  With a belief that the Fed may not cut rates as much as was priced into the market and an increased concern around the country’s deficit level, yields accelerated their climb, with the U.S. 10yr treasury yield reaching 4.79% on January 13, 2025.  During this rising rate environment, the shorter duration positioning and yield curve placement of the Fund’s holdings were the largest positive contributors to performance as compared to the Benchmark.
The final few months of the fiscal year were dominated by the inauguration of a new President and the new policies put into place regarding trade.  The uncertainty around the level and permanence of trade tariffs caused significant shifts in fixed income yields, as the effects on inflation, growth, corporate investment, and consumer spending were simply unknown.  The U.S. 10yr treasury yield became somewhat rangebound between 4.00-4.50% and continues to be in that range at the time of writing as we wait on the clarity the markets crave.  Over the entire 12 month period ending April 30, 2025, the largest drags to relative performance for the Fund vs. the Benchmark were the duration positioning (sensitivity to yield curve movement) and the income component due to an underweight to the treasury allocation.  The positive contributors to relative performance were the placement along the yield curve for the Fund’s holdings and the selection effect within the sector allocations.
Looking Ahead
When asked during the May FOMC meeting press conference if the Federal Reserve should cut interest rates in 2025, the Federal Reserve Chairman, Jerome Powell, said that he just didn’t know yet because of the level of uncertainty surrounding the economy.  When the path of interest rates is unknown, along with uncertainty surrounding trade, tax policy, deregulation and the strength of the consumer, it is quite difficult to take tremendous risk.  We do not anticipate treasury yields moving back to a 5.00% level this year as a slowing labor market and concerns around growth and earnings may keep markets slightly more defensive as they await signs of an all-clear from the current level of uncertainty.  For these reasons, the Fund is comfortable in a near-neutral duration position with a focus on increasing the U.S. treasury allocation in a barbell strategy to take advantage of the best parts of the yield curve.  Investment-grade corporates did not suffer from significant spread widening as of yet, but we will continue to watch for trade opportunities to strengthen our holdings in this sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Institutional Class/SEACX)	6.72%	(0.40)%	1.06%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Bloomberg U.S. Government/Credit Bond Index	7.66%	(0.70)%	1.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Bloomberg U.S. Aggregate Bond Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Bloomberg U.S.Government/Credit Bond Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 191,950,196
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 628,955
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$191,950,196
Total number of portfolio holdings	139
Total advisory fees paid	$628,955
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%

C000010643 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Class A
Trading Symbol	SEAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Select Bond Fund (Class A) (the "Fund") returned 6.44%, underperforming the Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 7.66%.
Positive and Negative Contributors to Performance
During the fiscal year that concluded on April 30, 2025, the markets battled monetary policy, a contentious election, a new administration with new policies, and concerns around slowing growth and higher inflation.  That’s quite a laundry list of items for the markets to digest and they did so with great uncertainty and volatility.  In this environment, we saw U.S. treasury yields make large swings both higher and lower resulting in periods of both outperformance and underperformance for the Fund.  This fiscal year started with the US 10yr treasury yield at 4.63% as higher inflation levels gripped the markets.  However, from May through mid-September 2024, thoughts of recession and slower growth coupled with weak labor reports pushed yields lower by roughly 100 basis points (“bps”), down to 3.63% on September 16th.  This drop in yields was quick and severe resulting in underperformance by the Fund, which is positioned with a more conservative approach to yield movement with a shorter duration as compared to the Benchmark.  The shorter duration and the underweight to the treasury allocation were the largest drags on performance during that environment of collapsing yields.
But things don’t stay the same for long.  As the Fed began to cut rates at the September 2024 Federal Open Market Committee (FOMC) meeting, yields started to move higher once again.  With a belief that the Fed may not cut rates as much as was priced into the market and an increased concern around the country’s deficit level, yields accelerated their climb, with the U.S. 10yr treasury yield reaching 4.79% on January 13, 2025.  During this rising rate environment, the shorter duration positioning and yield curve placement of the Fund’s holdings were the largest positive contributors to performance as compared to the Benchmark.
The final few months of the fiscal year were dominated by the inauguration of a new President and the new policies put into place regarding trade.  The uncertainty around the level and permanence of trade tariffs caused significant shifts in fixed income yields, as the effects on inflation, growth, corporate investment, and consumer spending were simply unknown.  The U.S. 10yr treasury yield became somewhat rangebound between 4.00-4.50% and continues to be in that range at the time of writing as we wait on the clarity the markets crave.  Over the entire 12 month period ending April 30, 2025, the largest drags to relative performance for the Fund vs. the Benchmark were the duration positioning (sensitivity to yield curve movement) and the income component due to an underweight to the treasury allocation.  The positive contributors to relative performance were the placement along the yield curve for the Fund’s holdings and the selection effect within the sector allocations.
Looking Ahead
When asked during the May FOMC meeting press conference if the Federal Reserve should cut interest rates in 2025, the Federal Reserve Chairman, Jerome Powell, said that he just didn’t know yet because of the level of uncertainty surrounding the economy.  When the path of interest rates is unknown, along with uncertainty surrounding trade, tax policy, deregulation and the strength of the consumer, it is quite difficult to take tremendous risk.  We do not anticipate treasury yields moving back to a 5.00% level this year as a slowing labor market and concerns around growth and earnings may keep markets slightly more defensive as they await signs of an all-clear from the current level of uncertainty.  For these reasons, the Fund is comfortable in a near-neutral duration position with a focus on increasing the U.S. treasury allocation in a barbell strategy to take advantage of the best parts of the yield curve.  Investment-grade corporates did not suffer from significant spread widening as of yet, but we will continue to watch for trade opportunities to strengthen our holdings in this sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)	2.44%	(1.39)%	0.38%
Steward Select Bond Fund (Class A/SEAKX) (without sales charge)	6.44%	(0.63)%	0.77%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Bloomberg U.S. Government/Credit Bond Index	7.66%	(0.70)%	1.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Bloomberg U.S. Aggregate Bond Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Bloomberg U.S.Government/Credit Bond Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 191,950,196
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 628,955
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$191,950,196
Total number of portfolio holdings	139
Total advisory fees paid	$628,955
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.1%
QUALCOMM, Inc.	2.1%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
L3Harris Technologies, Inc.	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.6%
American Express Co.	1.5%
Walt Disney Co. (The)	1.5%
Valero Energy Corp.	1.5%
PayPal Holdings, Inc.	1.5%

C000030111 [Member]
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Class A
Trading Symbol	SNTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class A/SNTKX)	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Class A) (the "Fund") returned 14.86%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.

Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward International Enhanced Index Fund (Class A/SNTKX) (with maximum 5.75% sales charge)	8.26%	11.28%	4.33%
Steward International Enhanced Index Fund (Class A/SNTKX) (without sales charge)	14.86%	12.60%	4.95%
S&P International 700 ADR Index	10.07%	13.96%	5.96%
Blended Benchmark Index	7.88%	13.23%	5.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.

Material Change Date	Jul. 30, 2025
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 211,013,278
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 753,598
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.

Material Fund Change Name [Text Block]	Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000195831 [Member]
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Class R6
Trading Symbol	SNTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class R6/SNTFX)	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Class R6) (the "Fund") returned 15.27%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.

Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward International Enhanced Index Fund (Class R6/SNTFX)	15.27%	13.01%	5.50%
S&P International 700 ADR Index	10.07%	13.96%	6.94%
Blended Benchmark Index	7.88%	13.23%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.

Material Change Date	Jul. 30, 2025
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 211,013,278
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 753,598
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.

Material Fund Change Name [Text Block]	Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000030112 [Member]
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Institutional Class
Trading Symbol	SNTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward International Enhanced Index Fund (Institutional Class) (the "Fund") returned 15.17%. For comparison purposes, the return for the S&P International 700 ADR Index (the “Benchmark”) for the same period was 10.07%.
Positive and Negative Contributors to Performance
From a country perspective, Denmark was the largest positive contributor to relative performance driven by the Fund’s inability to hold Novo Nordisk A/S which cratered 47.20% during the fiscal year, while the country was down 46.16%.  The United Kingdom was second to Denmark returning 12.63%, helped by RELX and HSBC Holdings, up 35.01% and 40.50% respectively.  Canada was the largest negative contributor to relative performance with a total return of 16.58% over the period, driven by underweights to Shopify and Brookfield Corp, both returning over 30%. Similarly, Novo Nordisk was the largest single stock contributor adding over 250 basis points (“bps”) of relative outperformance alone.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the fiscal year ended April 30, 2025, the companies included in the Fund’s values-based screens represented an average of 19.68% of the Benchmark’s market capitalization. Not owning these screened-out companies had a positive net impact on the Fund’s performance relative to the Benchmark of 197 bps. Excluding Novo Nordisk and Toyota Motor Corp for embryonic stem cell research and abortion, respectively, added over 300 bps of performance.  Conversely, Novartis AG and British American Tobacco detracted 100 bps of performance as both posted strong performance numbers.  These two are excluded for embryonic stem cell research and tobacco, respectively.

Looking Ahead
Tariffs will likely dominate the market narrative for the near future, especially as it relates to international and emerging economies.  With U.S. trade policy fluctuating rapidly, markets will likely continue to respond with volatility.  Of particular note, investors should be cautious of the exchanges between the U.S. and China.  With a de-escalation of tariffs and subsequent pause for continued trade talks, market participants will wait anxiously for updates.  A single exchange could swing the market in either direction. Another subsequent development to watch is the softening of the U.S. dollar.  With growth fears outweighing inflation impacts, investors may direct flows away from the domestic markets and into the international markets.  We continue to monitor the global macro situation to ensure the Fund’s developed market vs. emerging market allocation remains consistent with our global outlook going forward.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	15.17%	12.88%	5.25%
S&P International 700 ADR Index	10.07%	13.96%	5.96%
Blended Benchmark Index	7.88%	13.23%	5.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.

Material Change Date	Jul. 30, 2025
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 211,013,278
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 753,598
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$211,013,278
Total number of portfolio holdings	102
Total advisory fees paid	$753,598
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SAP SE, Sponsored ADR	6.2%
Unilever PLC, Sponsored ADR	5.8%
ASML Holding N.V., Sponsored NYS	5.0%
Shell PLC, ADR	4.4%
RELX PLC, Sponsored ADR	4.3%
HSBC Holdings PLC, Sponsored ADR	3.8%
Sony Group Corp., Sponsored ADR	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Alibaba Group Holding Ltd., Sponsored ADR	2.6%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
On May 15, 2025, Steward International Enhanced Index Fund amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in a blended benchmark index (a blend of the S&P Developed Markets ADR Index and the S&P Emerging 50 ADR Index, the relative allocation of which may be modified by portfolio management), based on their positive value scores (a measure of the extent to which a company exhibits positive values, in the view of portfolio management). Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.

Material Fund Change Name [Text Block]	Also on May 15, 2025, the Fund announced that, effective July 30, 2025, the Fund's name will change to Steward Values Enhanced International Fund and the Fund's investment policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark (the S&P International 700 ADR Index) will be eliminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000061277 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class A
Trading Symbol	SGIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class A) (the "Fund") returned 9.28%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)	2.98%	10.83%	7.97%
Steward Global Equity Income Fund (Class A/SGIDX) (without sales charge)	9.28%	12.15%	8.61%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.52%
MSCI World Index	12.64%	14.48%	9.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 391,038,552
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,382,308
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%

C000195833 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class C
Trading Symbol	SGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$211	2.02%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class C) (the "Fund") returned 8.44%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)	7.44%	11.25%	6.70%
Steward Global Equity Income Fund (Class C/SGIFX) (without sales charge)	8.44%	11.25%	6.70%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.33%
MSCI World Index	12.64%	14.48%	10.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 391,038,552
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,382,308
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%

C000061278 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Institutional Class
Trading Symbol	SGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Institutional Class) (the "Fund") returned 9.53%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Institutional Class/SGISX)	9.53%	12.45%	8.93%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.52%
MSCI World Index	12.64%	14.48%	9.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 391,038,552
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,382,308
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%

C000195834 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class R6
Trading Symbol	SGIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Global Equity Income Fund (Class R6) (the "Fund") returned 9.66%, underperforming the MSCI World Index (the “Benchmark”) return of 12.64%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 11.15%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 64% U.S. and 36% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 10.71%. The United Kingdom (7.40% of total net assets) was the second largest contributor with a total return of 55.81%. Colombia (0.64% of total net assets) and Mexico (0.68% of total net assets) were negative contributing countries, with total returns of -32.85% and -19.80% during the period, respectively.
The leading positive stock contributors to performance included Tapestry, Inc. (1.75% of total net assets), NatWest Group PLC (1.96% of total net assets), and Barclays PLC (1.56% of total net assets). Total return for these stocks was 99.97%, 76.39%, and 61.18% during the period, respectively. Leading negative stock contributors to performance were Microchip Technology (1.10% of total net assets), Veren (0.77% of total net assets), and Target Corp (0.43% of total net assets). Total return for these stocks was -35.08%, -39.96%, and -36.48% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA, Apple, and Tesla which rose 26.10%, 25.35%, and 53.95% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2025, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted Merck & Co. from purchase in the Fund due to the company’s Embryonic Stem Cell Research as well as UnitedHealth Group due to its Abortion activities. Total return during the period for these stocks was -32.12% and -13.57%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Looking Ahead
As we look ahead to the remainder of the year, we see a global landscape that remains complex but increasingly constructive for long-term investors. The recent easing of tariffs may help revive international trade and provide a tailwind for select global equities. At the same time, we remain mindful of challenges, including uneven central bank policies, stubborn inflation in certain regions, and ongoing geopolitical tensions. In this environment of heightened volatility, we continue to focus on high-quality companies with strong balance sheets and the discipline to grow their dividends through a range of market conditions. We believe that dependable dividend income, paired with selective exposure to areas of economic recovery, offers a compelling path to long-term total return. Our strategy remains centered on building a globally diversified portfolio that generates consistent income while positioning the Fund for attractive, sustainable growth over time.
Country classifications in portfolio manager commentary are based on FactSet's Country of Domicile data, which focuses on where companies conduct their primary business operations, while our fund accountant, Northern Trust, uses Bloomberg's Country of Incorporation data, which reflects where companies are legally incorporated, for purposes of the Geographical Allocation table below. These different methodologies may result in the same security being classified under different countries due to companies that operate primarily in one jurisdiction but are legally incorporated in another.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class R6/SGIGX)	9.66%	12.60%	7.83%
MSCI World High Dividend Yield Index	11.15%	10.17%	6.33%
MSCI World Index	12.64%	14.48%	10.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 391,038,552
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,382,308
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$391,038,552
Total number of portfolio holdings	67
Total advisory fees paid	$2,382,308
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cigna Group (The)	2.8%
McDonald's Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.7%
NatWest Group PLC, Sponsored ADR	2.6%
Gap, Inc. (The)	2.3%
International Business Machines Corp.	2.2%
Broadcom, Inc.	2.2%
Abbott Laboratories	2.1%
Paychex, Inc.	2.1%
Lloyds Banking Group PLC, ADR	2.0%

C000177432 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	TRDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Class A) (the "Fund") returned -2.07%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)	(7.73)%	11.03%	5.85%
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (without sales charge)	(2.07)%	12.34%	6.48%
S&P Composite 1500 Index	11.13%	15.39%	11.95%
S&P 1000 Index	0.21%	12.74%	8.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.

Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 168,524,646
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 427,535
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000195836 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	SSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Class R6) (the "Fund") returned -1.87%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	(1.87)%	12.67%	5.28%
S&P Composite 1500 Index	11.13%	15.39%	11.91%
S&P 1000 Index	0.21%	12.74%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.

Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 168,524,646
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 427,535
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000177433 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	SCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$63	0.64%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Valued Enhanced Small-Mid Cap Fund (Institutional Class) (the "Fund") returned -1.89%. For comparison purposes, the return for the S&P 1000 Index (the “Benchmark”) for the same period was 0.21%.
Positive and Negative Contributors to Performance
The Fund implements a strategy to upweight companies that rank at the top of its positive value score rankings. At fiscal year end, the Fund screened out 3.9% of the Benchmark weight; therefore, the Fund upweighted 39 companies by at least 10 basis points each. This is an increase of 7 companies from a year ago. Performance of the Fund can also be affected by the Fund’s values-based screening policies. For the fiscal year ended April 30, 2025, the values-based screening policies had a negative performance impact on the Fund, detracting 20 basis points. Not owning companies such as Casey’s General Stores (alcohol/tobacco), up 45.30%, Corcept Therapeutics (abortion), up 208.23%, and Tenet Healthcare (abortion), up 27.30%, detracted 32 basis points of performance. Conversely, not owning companies such as Churchill Downs (gambling), down 29.71%, Carlyle Group (abortion), down 11.06%, and Bloomin’ Brands (alcohol), down 67.06%, positively impacted performance by 12 basis points.
Looking Ahead
As we look to the second quarter and even the remainder of the year, the only reliable constant seems to be uncertainty.  Small and mid-cap names have felt the changing policy impacts more acutely than large cap names and will likely continue to whipsaw as trade discussions unfold.  There are more questions than answers with rates remaining stubbornly high, the potential downstream effects of tariffs on inflation, and looming Fed decisions.  Investors may need to buckle up for the near-term as turbulence shows no sign of abating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	(1.89)%	12.57%	6.73%
S&P Composite 1500 Index	11.13%	15.39%	11.95%
S&P 1000 Index	0.21%	12.74%	8.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The S&P Composite 1500 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the S&P 1000 Index as an additional comparative index.

Material Change Date	Aug. 28, 2024
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 168,524,646
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 427,535
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$168,524,646
Total number of portfolio holdings	909
Total advisory fees paid	$427,535
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
US Foods Holding Corp.	0.6%
RB Global, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Dynatrace, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.

Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
C000195823 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class A
Trading Symbol	SCJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Class A) (the "Fund") returned 7.68%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10% over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)	1.43%	10.21%	7.16%
Steward Covered Call Income Fund (Class A/SCJAX) (without sales charge)	7.68%	11.53%	8.03%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 90,136,546
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 391,438
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000195824 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class C
Trading Symbol	SCJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$207	2.00%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Class C) (the "Fund") returned 6.97%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10%, over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)	6.02%	10.64%	7.30%
Steward Covered Call Income Fund (Class C/SCJCX) (without sales charge)	6.97%	10.64%	7.30%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 90,136,546
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 391,438
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232245 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class A
Trading Symbol	SJCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Class A) (the "Fund") returned 10.87%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%. The best performing stocks were Gilead Sciences and Genpact Limited. The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)	4.49%	2.80%
Steward Large Cap Core Fund (Class A/SJCAX) (without sales charge)	10.87%	4.58%
Russell 1000 Index	11.94%	5.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 152,338,641
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 449,854
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%

C000232247 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class R6
Trading Symbol	SJCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Class R6) (the "Fund") returned 11.15%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%.  The best performing stocks were Gilead Sciences and Genpact Limited.  The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class R6/SJCRX)	11.15%	9.51%
Russell 1000 Index	11.94%	10.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 152,338,641
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 449,854
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%

C000232248 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SJCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Core Fund (Institutional Class) (the "Fund") returned 11.17%, underperforming the benchmark Russell 1000 Index return of 11.94%.
Positive and Negative Contributors to Performance
The portfolio's performance was significantly influenced by a strong sector allocation effect of 2.90%, although this was partially offset by a negative stock selection effect of -2.44%. Notably, the Health Care sector contributed positively with a total effect of 1.78%, particularly within the Pharmaceuticals Biotechnology & Life Sciences industry group, which added 1.30%. Conversely, the Consumer Discretionary sector detracted significantly from performance, with a total effect of -2.92%, and the Consumer Durables & Apparel industry group alone accounted for a reduction of -2.14%.  The best performing stocks were Gilead Sciences and Genpact Limited.  The biggest detractors were V.F. Corporation and the underweight to Tesla, Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are financials, consumer discretionary and technology. Our largest underweights are health care, consumer staples and industrials. Our largest factor bets are management quality and earnings yield while being underweight size.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Institutional Class/SJCIX)	11.17%	4.86%
Russell 1000 Index	11.94%	5.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 152,338,641
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 449,854
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$152,338,641
Total number of portfolio holdings	94
Total advisory fees paid, net	$449,854
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	5.2%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.6%
Meta Platforms, Inc., Class A	1.4%
Cisco Systems, Inc.	1.4%

C000232244 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Class A
Trading Symbol	SMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$240	2.41%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Equity Market Neutral Fund (Class A) (the "Fund") returned -0.71%, underperforming the ICE BofA 3 Month U.S. Treasury Bill Index return of 4.91%.
Positive and Negative Contributors to Performance
This underperformance of the Fund was significantly influenced by a negative allocation effect of -8.84%, although partially offset by a positive selection effect of 6.67%. Specific detractors included the short positions overall, which contributed negatively by -4.83%, with the financial sector detracting by -2.72%. Conversely, long positions overall added 2.65%, with the financial sector adding 2.42% to the performance. Largest detractors within the short positions included GameStop Corp. and MicroStrategy while the short positions in 10x Genomics and Acadia Healthcare Core were the largest contributors to performance.    Within the long positions, Tetra Tech and ManpowerGroup were the largest detractors while Twilio, Inc. and Gilead Sciences were the largest contributors.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest net over weights are financials, technology, real estate and consumer discretionary. Our largest net underweights are materials, industrials, consumer staples and health care. Our largest net factor bets are pro-earnings yield, management quality and earnings quality. Our largest net factor negative bets are volatility, growth and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)	(6.42)%	4.11%
Steward Equity Market Neutral Fund (Class A/SMNAX) (without sales charge)	(0.71)%	5.91%
ICE BofA 3 Month U.S. Treasury Bill Index	4.91%	3.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 114,117,949
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,041,307
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,117,949
Total number of portfolio holdings	216
Total advisory fees paid	$1,041,307
Portfolio turnover rate as of the end of the reporting period	132%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232243 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Institutional Class
Trading Symbol	SMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$221	2.22%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Equity Market Neutral Fund (Institutional Class) (the "Fund") returned -0.50%, underperforming the ICE BofA 3 Month U.S. Treasury Bill Index return of 4.91%.
Positive and Negative Contributors to Performance
This underperformance of the Fund was significantly influenced by a negative allocation effect of -8.84%, although partially offset by a positive selection effect of 6.67%. Specific detractors included the short positions overall, which contributed negatively by -4.83%, with the financial sector detracting by -2.72%. Conversely, long positions overall added 2.65%, with the financial sector adding 2.42% to the performance.  Largest detractors within the short positions included GameStop Corp. and MicroStrategy while the short positions in 10x Genomics and Acadia Healthcare Core were the largest contributors to performance.  Within the long positions, Tetra Tech and ManpowerGroup were the largest detractors while Twilio, Inc. and Gilead Sciences were the largest contributors.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest net over weights are financials, technology, real estate and consumer discretionary. Our largest net underweights are materials, industrials, consumer staples and health care. Our largest net factor bets are pro-earnings yield, management quality and earnings quality. Our largest net factor negative bets are volatility, growth and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	(0.50)%	6.16%
ICE BofA 3 Month U.S. Treasury Bill Index	4.91%	3.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 114,117,949
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,041,307
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,117,949
Total number of portfolio holdings	216
Total advisory fees paid	$1,041,307
Portfolio turnover rate as of the end of the reporting period	132%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000195826 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Institutional Class
Trading Symbol	SCJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Covered Call Income Fund (Institutional Class) (the "Fund") returned 7.94%. For comparison purposes, the total return of the Fund’s primary benchmark, the S&P 500 Index, was 12.10% over the same period. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 9.50% over the same period.
Positive and Negative Contributors to Performance
With regard to performance attribution for the Fund during the fiscal year ended April 30, 2025, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the S&P 500 were financials, consumer discretionary, industrials and information technology. Detracting the most from relative performance were consumer staples, energy and healthcare. Several stocks that contributed the most to relative performance were Costco, Nvidia, Tesla and Apple. Stocks detracting the most from relative performance were Intel, Conoco Phillips, SalesForce and Danaher. When considering the values-based screens we apply, the total impact to the Fund of not owning the screened-out companies was a materially positive 13 basis points.
Looking Ahead
Looking ahead to the second half of the year, market volatility is expected to persist as the full impact of recent tariff policies continues to unfold across supply chains and corporate earnings. These trade-related uncertainties generally create a favorable environment for covered call strategies, particularly those focused on the S&P 100 index. The S&P 100’s concentration of large, established companies with global operations provides a compelling investment universe for navigating tariff-induced volatility. A covered call approach targeting these blue-chip stocks can generate enhanced income through option premiums during volatile market periods while maintaining exposure to upside potential.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Institutional Class/SCJIX)	7.94%	11.82%	8.28%
S&P 500 Index	12.10%	15.61%	12.45%
Cboe S&P 500 BuyWrite Index	9.50%	10.32%	5.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 90,136,546
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 391,438
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,136,546
Total number of portfolio holdings	176
Total advisory fees paid, net	$391,438
Portfolio turnover rate as of the end of the reporting period	101%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232251 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SJGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Growth Fund (Class A) (the "Fund") returned 12.91%, underperforming the benchmark Russell 1000 Growth Index return of 14.53%.
Positive and Negative Contributors to Performance
The underperformance was primarily driven by a negative stock selection effect of -3.26%, although partially offset by a positive sector allocation effect of 1.77%. Specific sectors impacting performance included Information Technology, which detracted significantly with a total effect of -2.83% and within its Software & Services industry group, a further -1.04%. Conversely, the Industrials sector contributed positively, adding 1.38% to the performance, with the Commercial & Professional Services industry group alone contributing 85 basis points. The best performing stocks were Genpact Limited and Booking Holdings.  The largest detractors were the lack of exposure to Netflix and Palantir Technologies.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are in financials, real estate, and technology. Our largest underweight are communication services consumer discretionary and health care. The largest factor bets are profitability and beta while being underweight dividend yield and value.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)	6.43%	3.96%
Steward Large Cap Growth Fund (Class A/SJGAX) (without sales charge)	12.91%	5.76%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Growth Index	14.53%	6.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 180,725,569
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 602,566
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$180,725,569
Total number of portfolio holdings	70
Total advisory fees paid, net	$602,566
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%

C000232249 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SJGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance?
For the fiscal year ended April 30, 2025, the Steward Large Cap Growth Fund (Institutional Class) (the "Fund") returned 13.22%, underperforming the benchmark Russell 1000 Growth Index return of 14.53%.
Positive and Negative Contributors to Performance
The underperformance was primarily driven by a negative stock selection effect of -3.26%, although partially offset by a positive sector allocation effect of 1.77%. Specific sectors impacting performance included Information Technology, which detracted significantly with a total effect of -2.83% and within its Software & Services industry group, a further -1.04%. Conversely, the Industrials sector contributed positively, adding 1.38% to the performance, with the Commercial & Professional Services industry group alone contributing 85 basis points.  The best performing stocks were Genpact Limited and Booking Holdings. The largest detractors were the lack of exposure to Netflix and Palantir Technologies.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are in financials, real estate, and technology. Our largest underweight are communication services consumer discretionary and health care. The largest factor bets are profitability and beta while being underweight dividend yield and value.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	13.22%	6.04%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Growth Index	14.53%	6.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 180,725,569
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 602,566
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$180,725,569
Total number of portfolio holdings	70
Total advisory fees paid, net	$602,566
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	9.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Visa, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	3.1%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Tesla, Inc.	2.0%

C000232256 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Class A
Trading Symbol	SJVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Value Fund (Class A) (the "Fund") returned 10.56%, outperforming the benchmark Russell 1000 Value Index return of 8.55%.
Positive and Negative Contributors to Performance
The Fund’s strong performance was influenced by both a sector allocation effect of 1.97% and a stock selection effect of 1.55%. Notably, the Health Care sector significantly contributed to the Fund's performance, with an overall effect of 2.83% and the Pharmaceuticals Biotechnology & Life Sciences industry group adding 1.69%. Conversely, the Consumer Discretionary sector detracted from performance, showing a total negative effect of -1.71%, with the Consumer Durables & Apparel industry group alone accounting for -1.29% of this decline. The best performing stocks were Gilead Sciences and AT&T Inc.  The largest detractors were NIKE, Inc. and ManpowerGroup Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are consumer discretionary, financials and technology; our largest underweights are industrials, energy, and consumer staples. Our largest factor bets are pro-management quality, and earnings yield while being underweight size and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)	4.20%	3.99%
Steward Large Cap Value Fund (Class A/SJVAX) (without sales charge)	10.56%	5.80%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Value Index	8.55%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 82,397,839
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 165,198
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$82,397,839
Total number of portfolio holdings	98
Total advisory fees paid, net	$165,198
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%

C000232255 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	SJVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2025, the Steward Large Cap Value Fund (Institutional Class) (the "Fund") returned 10.84%, outperforming the benchmark Russell 1000 Value Index return of 8.55%.
Positive and Negative Contributors to Performance
The Fund’s strong performance was influenced by both a sector allocation effect of 1.97% and a stock selection effect of 1.55%. Notably, the Health Care sector significantly contributed to the Fund's performance, with an overall effect of 2.83% and the Pharmaceuticals Biotechnology & Life Sciences industry group adding 1.69%. Conversely, the Consumer Discretionary sector detracted from performance, showing a total negative effect of -1.71%, with the Consumer Durables & Apparel industry group alone accounting for -1.29% of this decline.  The best performing stocks were Gilead Sciences and AT&T Inc.  The largest detractors were NIKE, Inc. and ManpowerGroup Inc.
Looking Ahead
Given our cautious view, we continue to favor companies that have reasonable valuations with strong earnings and cash flow profiles and strong earnings predictability and persistence. Our largest overweights are consumer discretionary, financials and technology; our largest underweights are industrials, energy, and consumer staples. Our largest factor bets are pro-management quality, and earnings yield while being underweight size and beta.
Our 6099 year-end S&P 500 target is lower than any of the Wall Street strategists, and if accurate, will record a down year, but would require a nice rally from current levels.  We expect a test back to 5500 (the area of the recent low (or maybe 5200-5400)).  After that we believe the trajectory of the economy and earnings will be key.  If the economy is okay, that could be the low for the year.  Conversely, if we experience a recession, the S&P 500 could sport a “4” handle.  After two back-to-back years of approximately 25% returns, 2025 is shaping up to be a much more difficult year in which to make money.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Institutional Class/SJVIX)	10.84%	6.06%
Russell 1000 Index	11.94%	5.95%
Russell 1000 Value Index	8.55%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
The Russell 1000 Index was added as a comparative index to satisfy the amended regulatory definition of an appropriate broad-based securities market index. The Fund will retain the Russell 1000 Growth Index as an additional comparative index.

Updated Performance Information Location [Text Block]	Visit crossmarkglobal.com for the most recent performance information.
Net Assets	$ 82,397,839
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 165,198
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$82,397,839
Total number of portfolio holdings	98
Total advisory fees paid, net	$165,198
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	3.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.8%
Verizon Communications, Inc.	1.8%
S&P Global, Inc.	1.7%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.6%
Gilead Sciences, Inc.	1.5%